Operating Leases (Details Narrative) - Previously Reported [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Minimum [Member]
Operating leases with rent	$ 4,900
Maximum [Member]
Operating leases with rent	$ 10,000